Fixed assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Fixed Assets
	Photovoltaic Plants	Pumped storage	Biogas installations	Office furniture and equipment	Leasehold Improvements	Total
	€ in thousands
Cost
Balance as at January 1, 2020	102,784	-	19,588	147	52	122,571
Additions	120,842	16,607	558	38	-	138,045
New companies	-	-	*13,961	-	-	13,961
Disposals	-	-	-	-	(52)	(52)
Effect of changes in exchange rates	-	-	-	(5)	-	(5)
Balance as at December 31, 2020	223,626	16,607	34,107	180	-	274,520

Balance as at January 1, 2021	223,626	16,607	34,107	180	-	274,520
Additions	26,529	62,285	1,085	8	-	89,907
Effect of changes in exchange rates	-	-	-	2	-	2
Balance as at December 31, 2021	250,155	78,892	35,192	190	-	364,429

Depreciation
Balance as at January 1, 2020	5,456	-	2,545	129	52	8,182
Depreciation for the year	830	-	1,457	12	-	2,299
Disposals	-	-	-	-	(52)	(52)
Effect of changes in exchange rates	-	-	-	(4)	-	(4)
Balance as at December 31, 2020	6,286	-	4,002	137	-	10,425

Balance as at January 1, 2021	6,286	-	4,002	137	-	10,425
Depreciation for the year	10,971	-	2,950	16	-	13,937
Effect of changes in exchange rates	-	-	-	2	-	2
Balance as at December 31, 2021	17,257	-	6,952	155	-	24,364

Carrying amounts
As at January 1, 2020	97,328	-	17,043	18	-	114,389
As at December 31, 2020	217,340	16,607	30,105	43	-	264,095
As at December 31, 2021	232,898	78,892	28,240	35	-	340,065

* See Note 6D1, Reclassified

Schedule of Investment in Photovoltaic Plants
Presented hereunder are data regarding the Company’s investments in photovoltaic plants as at December 31, 2021:

PV Plant Title	Nominal Capacity	Connection to Grid	Cost included in the Book value as at December 31, 2021
			€ in thousands
“Ellomay Spain – Rinconada II”	2,275 kWp	June 2010	5,509
“Rodríguez I”	1,675 kWp	November 2011	3,662
“Rodríguez II”	2,691 kWp	November 2011	6,631
“Fuente Librilla”	1,248 kWp	June 2011	3,212
"Talasol"	300 MWP	January 2021	219,048
“Ellomay Solar”	28 MWP	under construction	12,093